As filed with the SEC on 09/08/2014	Registration No. 033-28551 811-04613

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 42 [X]
AND
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 110
_____________

VARIABLE ACCOUNT C
(Exact Name of Registrant)

UNION SECURITY INSURANCE COMPANY
(Name of Depositor)

2323 Grand Boulevard
Kansas City, MO 64108
(Address of Depositor’s Principal Office)

(816) 474-2345
(Depositor’s Telephone Number, Including Area Code)
_____________

ERIN C. SCHWERZMANN
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
751 BROAD STREET
NEWARK, NEW JERSEY 07102
(Name and Address of Agent for Service)

_____________

It is proposed that this filing will become effective (check appropriate space):

■ immediately upon filing pursuant to paragraph (b) of Rule 485

□ on pursuant to paragraph (b) of Rule 485
(date)
□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

□ on pursuant to paragraph (a)(1) of Rule 485
(date)

■ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

NOTE
Registrant is filing this Post-Effective Amendment No. 42 to Registration Statement No. 033-28551 for the purpose of including in the Registration Statement a Prospectus Supplement. The Prospectus and Statement of Additional Information that were filed as part of Post-Effective Amendment No. 41 filed with the SEC on April 15, 2014 are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of the Registration Statement.

PART A:

INFORMATION REQUIRED IN THE PROSPECTUS

Supplement dated September 8, 2014
to Prospectuses dated May 1, 2014 for

Union Security Insurance Company

on behalf of

Wall Street Series Survivor VUL Contracts
Wall Street Series VUL Contracts
Harmony Investment Life Contracts
Wall Street Series VUL220 Contracts
Wall Street Series VUL 500 Contracts

I.	Reorganization

On or about September 15, 2014, shareholders will vote on the proposed reorganization of the following portfolios:

Merging Fund	Acquiring Fund
Hartford Index HLS Fund – Class IA	HIMCO VIT Index Fund – Class IA

If the proposed reorganization is approved, substantially all of the assets and liabilities of the Merging Fund will be transferred into the applicable Acquiring Fund in exchange for shares of the Acquiring Fund of the class described above. If approved by the shareholders, the reorganization is scheduled to take place at the open of business on or about October 20, 2014.

Due to the reorganization, you will no longer be able to allocate new Premium Payments or make transfers to the Merging Fund Sub-Account, including program trades, on or after the close of business on October 17, 2014.  As a result of the reorganization, if any of your Policy Value is currently invested in the Merging Fund Sub-Account, that Policy Value will be merged into the Acquiring Fund Sub-Account unless you instruct us otherwise. If any portion of your future Premium Payments is allocated to the Merging Fund Sub-Account, you may redirect that allocation to other Sub-Accounts available under your Policy. Effective as of the open of business on or about October 20, 2014, any transaction that includes an allocation to the Merging Fund Sub-Account will automatically be allocated to the Acquiring Fund Sub-Account.

Unless you direct us otherwise, if you are enrolled in any DCA, Asset Rebalancing Program, Asset Allocation or other administrative program that includes transfers of Policy Value or allocation to the Merging Fund Sub-Account, your enrollment will automatically be updated to reflect the Acquiring Sub-Account.

As a result of this reorganization, any references in your prospectus to the Hartford Index HLS Fund, it’s Investment Objective and Investment Adviser/Sub-Adviser is removed.

II.	Fund Add

Effective on or about October 20, 2014, the HIMCO VIT Index Fund – Class IA is added as an investment option under your Policy.

The following fund objective is added to the table under “The Funds” section of your prospectus:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
HIMCO Variable Insurance Trust
HIMCO VIT Index Fund – Class IA	Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.	Hartford Investment Management Company

III.	Policy Settlement Options

Effective on or about November 1, 2014, consistent with the terms of your Policy, the Safe Haven Program Option will no longer be offered as a settlement option. Any references to the Safe Haven Program Option are removed from the prospectus.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

USICSUP101

PART C:

OTHER INFORMATION

Item 26. EXHIBITS

Exhibit number Description of Exhibit

(a)	Resolution of the Board of Directors of Fortis Benefits Insurance Company (“Fortis”) authorizing the establishment of the Separate Account.(Note 1)

(b)	Custodian Agreements.
Not Applicable

(c)	Principal Underwriter and Servicing Agreement (Note 7)

(d)	Form of Variable Life Insurance Policy (Note 2):
(i)	Accelerated Death Benefit Rider. (Note 3)
(ii)	Additional Insurance Rider. (Note 3
(iii)	Child Insurance Rider (Note 3)
(iv)	Primary Insured Rider (Note 3)
(v)	Waiver of Monthly Deduction Amount Rider (Note 3)
(vi)	Waiver of Select Amount Rider (Note 3)

(e)	Form of Application for Variable Life Insurance Policy (Note 1):

(f)	Depositor’s Certificate of Incorporation and By-Laws:
(i)	Restated and Amended Articles of Incorporation of Union Security Insurance Company. (Note 5)
(ii)	Restated Bylaws of Union Security Insurance Company. (Note 4)

(g)	Reinsurance Contracts:
(i)	Allianz Life Insurance Company of North America. (Note 3)
(ii)	Lincoln National Life Insurance Company (Note 3)
(iii)	Phoenix Home Life Mutual Insurance Company (Note 3)
(iv)	Security Life of Denver Insurance Company (Note (3)
(v)	The Mercantile & General Reinsurance Company ( Note 3)
(vi)	The Prudential Insurance Company of America. (Note 6)

(h)	Participation Agreements:
(i)	Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.(Note 3)
(ii)	Fidelity Distributors Corporation (Note 7)
(iii)	Fidelity Distributors Corporation, Amendment 1 dated 09/18/2013 (Note 7)

(i)	Administrative Services Agreements and Amendments.
(i)	Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.(Note 3)
(ii)	The Prudential Insurance Company of America (Note 6)

(j)	Other Material Contracts
Not Applicable

(k)	Legal Opinion and Consent of Counsel

(l)	Actuarial Opinion. Not Applicable.

(m)	Calculation. Not Applicable

(n)	Other Opinions.
(i)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
(ii)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
(iii)	Copy of Power of Attorney

(o)	Omitted Financial Statements. None.

(p)	Initial Capital Agreements. Not Applicable.

(q)	Redeemability Exemption:
(i)	Memorandum describing transfer and redemption procedures (Note 7)

(Note 1)	Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 33-65243 filed with the Commission on April 22, 2002..
(Note 2)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 33-03919 filed with the Commission on April 22, 2002.
(Note 3)	Incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement, File No. 33-28551, dated April 25, 2012.
(Note 4)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 333-63935 filed with the Commission on November 16, 2009.
(Note 5)	Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement File No. 033-65243, filed with the Securities and Exchange Commission on April 22, 2013.
(Note 6)	Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-6, File No. 033-28551, filed with the Securities and Exchange Commission on April 22, 2013.
(Note 7)	Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-6, File No. 033-28551, filed with the Securities and Exchange Commission on April 15, 2014.

Item 27. Partial List of Officers and Directors

Name and Address	Position and Offices With Depositor
Miles B. Yakre(1)	Senior Vice President, Chief Financial Officer and Treasurer, Director
S. Craig Lemasters(2)	Director
Stacia N. Almquist(1)	Senior Vice President, Director
John Steven Roberts(1)	President and Chief Executive Officer, Chairman of the Board
Christopher J. Pagano(3)	Director
(1) Address: 2323 Grand Boulevard, Kansas City, MO 64108
(2) Address: 260 Interstate North Circle, NW, Atlanta, GA 33039
(3) Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement, File No. 033-65243, filed on April 15, 2014.

Item 29. Indemnification

Union Security’s By-Laws provide for indemnity and payment of expenses of Union Security’s officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Kansas law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Registrant and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a) Pruco Securities, LLC ("Prusec"), an indirect wholly-owned subsidiary of Prudential Financial, acts as the Registrant's principal underwriter of the Policy.  Prusec, organized on September 22, 2003 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a registered member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  (Prusec is a successor company to Pruco Securities Corporation, established on February 22, 1971.)  Prusec's principal business address is 751 Broad Street, Newark, New Jersey 07102.

Prusec acts as principal underwriter and general distributor for the following separate investment accounts and their affiliates:

Pruco Life Variable Universal Account
Pruco Life Variable Appreciable Account
Pruco Life of New Jersey Variable Appreciable Account
The Prudential Variable Appreciable Account
Pruco Life PRUvider Variable Appreciable Account
Pruco Life Variable Insurance Account
Pruco Life of New Jersey Variable Insurance Account
Union Security Insurance Company – Variable Account C

The Contract is sold by registered representatives of Prusec who are also authorized by state insurance departments to do so.  The Contract may also be sold through other broker-dealers authorized by Prusec and applicable law to do so.

(b)

MANAGERS AND OFFICERS OF PRUCO SECURITIES, LLC
(“Prusec”)

Name and Principal Business Address --------------------------------------------------	Position and Office With Prusec ---------------------------------------------
Caroline Feeney (Note 1)	Chairman of the Board, Manager
John G. Gordon (Note 1)	President, Manager, Chief Operating Officer
Steven Weinreb (Note 3)	Vice President, Controller, Chief Financial Officer
Jeffrey Sheftic (Note 5)	Vice President
John D. McGovern (Note 1)	Vice President, Chief Compliance Officer
Ronald P. Herrmann (Note 1)	Vice President
Richard W. Kinville (Note 2)	Vice President, Anti-Money Laundering Officer
William D. Wilcox (Note 9)	Chief Legal Officer
John D. Rosero (Note 1)	Secretary
Charles E. Anderson (Note 8)	Vice President
Adam Scaramella (Note 10)	Vice President and Assistant Secretary
Margaret M. Foran (Note 2)	Vice President, Assistant Secretary
Mark A. Hug (Note 1)	Vice President, Manager
Patrick L. Hynes (Note 5)	Vice President
Charles M. O'Donnell (Note 1)	Vice President
Michele Talafha (Note 4)	Assistant Vice President
Kent D. Sluyter (Note 1)	Manager
Robert F. O'Donnell (Note 7)	Manager
Stuart S. Parker (Note 3)	Manager
Matthew J. Voelker (Note 6)	Manager
David Campen (Note 1)	Assistant Controller
Robert Szuhany (Note 1)	Assistant Controller
Daniel D. Rappoccio (Note 3)	Assistant Controller
Mary E. Yourth (Note 1)	Assistant Controller
Cathleen M. Paugh (Note 2)	Treasurer
Kathleen C. Hoffman (Note 2)	Assistant Treasurer
Laura J. Delaney (Note 2)	Assistant Treasurer
John M. Cafiero (Note 2)	Assistant Secretary
Sun-Jin Moon (Note 1)	Assistant Secretary
Patricia Christian (Note 1)	Assistant Secretary
Mary Jo Reich (Note 1)	Assistant Secretary

(Note 1) 213 Washington Street, Newark, NJ 07102
(Note 2) 751 Broad Street, Newark, NJ 07102
(Note 3) Three Gateway Center, Newark, NJ 07102
(Note 4) One New York Plaza, New York, NY 10292
(Note 5) 200 Wood Avenue South, Iselin, NJ 08830
(Note 6) 2998 Douglas Boulevard, Suite 220, Roseville, CA 95661
(Note 7) One Corporate Drive, Shelton, CT 06484
(Note 8) 13001 Bass Lake Road, Plymouth, MN 55442
(Note 9) 280 Trumball Street, 1 Commercial Plaza, Hartford, CT 06103-3509
(Note 10) 2101 Welsh Rd, Dresher, PA 19025-5000

(c)  Prusec passes through the gross distribution revenue it receives to broker-dealers for their sales and does not retain any portion of it in return for its services as distributor for the Contracts.  However, Prusec does retain a portion of compensation it receives with respect to sales by its representatives.  Prusec retained compensation of $2,192,800 in 2013, $2,168,552 in 2012, and $2,477,021 in 2011.  Prusec offers the Contract on a continuous basis.

The sum of the chart below is $58,142,132, which represents Prusec's total 2013 Variable Life Distribution Revenue.  The amount includes both agency distribution and broker-dealer distribution.

Compensation received by Prusec during the last fiscal year with respect to variable life insurance products.
Principal Underwriter	Gross Distribution Revenue*	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions**	Other Compensation
Prusec	$43,855,992	$-0-	$14,286,140	$-0-
* Represents Variable Life Distribution Revenue for the agency channel.
** Represents Variable Life Distribution Revenue for the broker-dealer channel.

Because Prusec registered representatives who sell the Contracts are also our life insurance agents, they may be eligible for various cash bonuses and insurance benefits and non-cash compensation programs that we or our affiliates offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements.  In some circumstances and to the extent permitted by applicable regulatory requirements, we may also reimburse certain sales and marketing expenses.

Item 31. Location of Accounts and Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Insurance Company	500 Bielenberg Drive, Woodbury, MN 55125
Pruco Securities, LLC	751 Broad Street, Newark, New Jersey 07102-3777
The Prudential Insurance Company of America	751 Broad Street, Newark, NJ 07102

Item 32. Management Services

On January 2, 2013, Hartford Life and Annuity Insurance Company (“Hartford”) entered into agreements with The Prudential Insurance Company of America (“Prudential”) under which Prudential reinsured the obligations of Hartford under the variable life policies and provides administration for the policies. Prior to January 2, 2013, Hartford provided administration for the policies issued by Union Security Insurance Company (“USIC”) in accordance with the terms of the Administrative Services Agreement dated April 1, 2001 by and between USIC and Hartford (“Hartford Administrative Services Agreement”).

Item 33. Representation of Reasonableness of Fees

Union Security hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Union Security Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of New Jersey on this 8th day of September, 2014.

VARIABLE ACCOUNT C
(Registrant)

By: /s/ John Steven Roberts* John Steven Roberts President and Chief Executive Officer, Chairman of the Board*	*By: /s/ Erin C. Schwerzmann Erin C. Schwerzmann Attorney-In-Fact

UNION SECURITY INSURANCE COMPANY
(Depositor)

By: /s/ John Steven Roberts* John Steven Roberts President and Chief Executive Officer, Chairman of the Board *

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Name and Title
Miles B. Yakre, Senior Vice  President, Chief Financial Officer and Treasurer, Director*
S. Craig Lemasters, Director*
Stacia N. Almquist, Senior Vice President, Director*
John Steven Roberts, President and Chief Executive Officer, Chairman of the Board*
Christopher J. Pagano, Director*
* By: /s/ Erin C. Schwerzmann Erin C. Schwerzmann (Attorney-in-Fact)

EXHIBIT INDEX

Item 26.

(k) Legal Opinion and Consent:	Opinion and Consent of Counsel.	C-

(n) Auditor Consent:	(i) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.	C-
(ii) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
(iii) Copy of Power of Attorney